SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	May 31, 2020
Offsetting Assets [Line Items]
Exercise Price		$ 0.372	$ 0.372	$ 0.64
Number of Shares Underlying Warrants	30,225,397	398,226	432,142
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 281.25
Number of Shares Underlying Warrants	25	327,338	359,838
Summary of Warrants	Other warrants	July 2019 Public Offering	July 2019 Public Offering
Expiration Date		Jul. 31, 2024
Expiration date, description		July 2024	September 2024
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 0.30	$ 281.25	$ 281.25
Number of Shares Underlying Warrants	70,297	25	25
Summary of Warrants	September 2018 Public Offering	Other Warrants	Other Warrants
Expiration Date	Jul. 31, 2024
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 2.80	$ 0.372	$ 0.372
Number of Shares Underlying Warrants	327,338	70,863	72,279
Summary of Warrants	July 2019 Public Offering	September 2018 Public Offering	September 2018 Public Offering
Expiration Date	Sep. 30, 2024	Sep. 30, 2024
Expiration date, description		September 2024	July 2024
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 0.35
Number of Shares Underlying Warrants	4,578,400
Summary of Warrants	November 2020 Public Offering
Expiration Date	Nov. 30, 2025
Exercise Price Range Five [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 0.70
Number of Shares Underlying Warrants	11,244,135
Summary of Warrants	April 2021 Registered Direct Offering (Accompanying Warrants)
Expiration Date	Apr. 30, 2026
Exercise Price Range Six [Member]
Offsetting Assets [Line Items]
Exercise Price	$ 0.70
Number of Shares Underlying Warrants	14,005,202
Summary of Warrants	April 2021 Private Placement (Private Placement Warrants)
Expiration date description	5 years after the date such warrants become exercisable, if ever